Short-Term Borrowings (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Short-Term Borrowings [Line Items]
Working capital	$ 40,492,046	$ 9,578,453
Repaid loans amount	41,204,386	9,551,661
Repaid loans	41,204,386
Interest expenses	$ 474,248	$ 199,780
2024 Bank Credit Facility [Member] | Minimum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate		3.50%
2024 Bank Credit Facility [Member] | Maximum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate		4.00%
2025 Bank Credit Facility [Member] | Minimum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	3.50%
2025 Bank Credit Facility [Member] | Maximum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	4.00%